Commitments And Contingent Obligations (Schedule Of Future Minimum Revenues To Be Received On Committed Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Obligations [Abstract]
Percentage of future minimum revenues utilization	100.00%
2012	$ 676,211
2013	666,837
2014	694,175
2015	694,452
2016	645,308
Thereafter	3,090,198
Future minimum revenue receivable	6,467,181
2012	14,640
2013	15,977
2014	21,170
2015	21,170
2016	37,481
Future minimum revenue receivable	$ 110,438